CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 211,394	$ 153,052
Restricted Cash, Current	1,000	0
Investment in debt and equity securities	87,174	93,802
Trade accounts receivable	2,976	12,583
Due from related parties	41,771	9,625
Other receivables	13,041	9,012
Inventories	8,547	5,126
Prepaid expenses and accrued income	2,593	2,291
Investment in direct financing and sales-type leases, current portion	39,804	32,096
Financial instruments (short-term): at fair value	5,279	108
Total current assets	413,579	317,695
Vessels and equipment, net	1,559,712	1,762,596
Finance Lease, Right-of-Use Asset	749,889	0
Investment in direct financing and sales-type leases, long-term portion	762,355	585,975
Investment in associated companies	25,107	10,678
Loans to related parties - associated companies, long-term	310,144	314,000
Receivables from related parties - others, long-term	15,616	0
Other long-term assets	30,810	12,791
Financial instruments (long-term): at fair value	10,633	8,347
Total assets	3,877,845	3,012,082
Current liabilities
Short-term debt and current portion of long-term debt	267,149	313,823
Capital Lease Obligations, Current	67,793	9,031
Trade accounts payable	1,945	487
Due to related parties	1,349	857
Accrued expenses	12,510	13,351
Financial instruments (short-term): at fair value	45,047	503
Other current liabilities	8,332	5,693
Total current liabilities	404,125	343,745
Long-term liabilities
Long-term debt	1,169,931	1,190,184
Obligations under capital leases - long-term portion	1,104,258	230,576
Financial instruments (long-term): at fair value	16,213	48,618
Other long-term liabilities	3,286	3,962
Total liabilities	2,697,813	1,817,085
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 200,000,000 shares authorized; 119,373,064 shares issued and outstanding at December 31, 2018). $0.01 par value; 150,000,000 shares authorized; 110,930,873 shares issued and outstanding at December 31, 2017).	1,194	1,109
Additional paid-in capital	468,844	403,659
Contributed surplus	680,703	680,703
Accumulated other comprehensive loss	(220)	(94,612)
Accumulated other comprehensive loss – associated companies	0	206
Retained earnings	29,511	203,932
Total stockholders' equity	1,180,032	1,194,997
Total liabilities and stockholders' equity	$ 3,877,845	$ 3,012,082